United States
Securities and Exchange Commission
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09018

AMERICAN BEACON MILEAGE FUNDS
(Exact name of registrant as specified in charter)

4151 Amon Carter Boulevard, MD 2450
Fort Worth, Texas 76155
(Address of principal executive offices) (Zip code)

Gene L. Needles, Jr., PRESIDENT
4151 Amon Carter Boulevard, MD 2450
Fort Worth, Texas 76155
(Name and address of agent for service)

Registrant's telephone number, including area code: (817) 391-6100

Date of fiscal year end: December 31, 2010
Date of reporting period: September 30, 2010

ITEM 1. SCHEDULES OF INVESTMENTS.

The American Beacon Money Market Select Fund invests all of its investable assets in the American Beacon Master Money Market Portfolio.  The Schedule of Investments for the American Beacon Master Money Market Portfolio for the fiscal quarter ended September 30, 2010 is provided below.

American Beacon Money Market Portfolio
Schedule of Investments
September 30, 2010 (Unaudited)
	Par Amount	Value
	(dollars in thousands)
COMMERCIAL PAPER- 45.67%
Bank of Nova Scotia, 0.30%, Due 10/22/2010	$35,000	$34,994
Commonwealth Bank of Australia, 0.255%, Due 12/15/2010 *	35,000	34,981
Credit Agricole North America, Inc., 0.275%, Due 11/22/2010	35,000	34,986
National Australia Funding (Del) Inc., 0.34%, Due 10/4/2010 *	35,000	34,999
Nordea North America Inc, 0.21%, Due 10/6/2010	35,000	34,999
Rabobank USA Financial Corp., 0.40%, Due 10/1/2010	35,000	35,000
Societe Generale North America, Inc., 0.24%, Due 10/21/2010	35,000	34,995
Straight-A Funding LLC, 0.30%, Due 11/1/2010 *	35,000	34,991
Svenska Handelsbanken, Inc., 0.27%, Due 12/6/2010	35,000	34,983
Toronto-Dominion Holdings USA, Inc., 0.30%, Due 10/20/2010 *	35,000	34,994
Total Commercial Paper (Cost $349,922)		349,922

	Shares
SHORT-TERM INVESTMENTS - 9.66%
Dreyfus Institutional Cash Advantage Fund	37,000,000	37,000
RBC Prime Money Market Fund	37,000,000	37,000
Total Short-Term Investments (Cost $74,000)		74,000

	Par Amount
REPURCHASE AGREEMENTS - 44.68%
Barclays Capital, Inc., 0.50%, Due 10/1/2010 (Held at Bank of New York Mellon, Collateralized by a Corporate Obligation valued at $36,992, 9.50%, 11/15/2030)	$36,000	36,000
Barclays Capital, Inc., 0.25%, Due 10/1/2010 (Held at Bank of New York Mellon, Collateralized by a U.S. Government Agency Obligation valued at $25,273, 3.00%, 12/9/2011)	25,000	25,000
BNP Paribas Securities Corp., 0.50%, Due 10/1/2010 (Held at Bank of New York Mellon, Collateralized by Corporate Obligations valued at $39,038, 5.35% - 10.625%, 8/15/2012 - 9/1/2040)	36,000	36,000
Citigroup Global Markets, Inc., 0.40%, Due 10/1/2010 (Held at Bank of New York Mellon, Collateralized by Equity Securities valued at $37,800)	36,000	36,000
Deutsche Bank Securities, Inc., 0.38%, Due 10/1/2010 (Held at Bank of New York Mellon, Collateralized by Equity Securities valued at $39,600)	36,000	36,000
Goldman Sachs & Co., 0.22%, Due 10/1/2010 (Held at Bank of New York Mellon, Collateralized by U.S. Government Agency Obligations valued at $30,883, 2.419% - 6.321%, 2/1/2013 - 1/1/2040)	30,377	30,377
JPMorgan Clearing Corp., 0.40%, Due 10/1/2010 (Held at JPMorgan Chase, Collateralized by Corporate Obligations valued at $35,087, 5.875% - 9.065%, 10/15/2023 - 10/15/2093)	35,000	35,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.35%, Due 10/1/2010 (Held at Bank of New York Mellon, Collateralized by Equity Securities valued at $39,600)	36,000	36,000
RBC Capital Markets Corp., 0.35%, Due 10/1/2010 (Held at Bank of New York Mellon, Collateralized by Municipal Obligations valued at $37,693, 0.50% - 8.25%, 11/1/2010 - 2/15/2047)	36,000	36,000
Wells Fargo Securities LLC, 0.45%, Due 10/1/2010 (Held at Bank of New York Mellon, Collateralized by Corporate Obligations valued at $36,887, 0.33% - 12.50%, 10/5/2010 - 12/15/2056)	36,000	36,000
Total Repurchase Agreements (Cost $342,377)		342,377

TOTAL INVESTMENTS - 100.01% (Cost $766,299)		$766,299
LIABILITIES, NET OF OTHER ASSETS - (0.01%)		(106)
TOTAL NET ASSETS - 100.00%		$766,193

* Security exempt from registration under the Securities Act of 1933.  These securities may be resold to qualified institutional buyers pursuant to Rule 144A.  At the period end, the value of these securities amounted to $139,965 or 18.27% of net assets.  The Fund has no right to demand registration of these securities.

Percentages are stated as a percent of net assets.

AMERICAN BEACON MILEAGE FUNDS
SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS

Security Valuation

Securities of the Portfolios are valued at amortized cost, which approximates fair value.  In the event that a deviation of 1/2 of 1% or more exists between the $1.00 per share price of the Portfolios, calculated at amortized cost, and the price per share calculated by reference to market quotations, or if there is any other deviation that the American Beacon Master Trust's Board of Trustees (the "Board") believes would result in a material dilution to shareholders or purchasers, the Board will promptly consider the appropriate action that should be initiated.

Various inputs may be used to determine the value of the Funds' investments. These inputs are summarized in three broad levels for financial statement purposes.  The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3 - Prices determined using significant unobservable inputs. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

The Funds' investments are summarized by level based on the inputs used to determine their value.  As of September 30, 2010, the Funds' investments were classified as follows:

Money Market Portfolio	Level 1	Level 2	Level 3	Total
Commercial Paper	$ -	$ 349,922	$ -	$ 349,922
Short Term Investments	74,000	-	-	74,000
Repurchase Agreements	-	342,377	-	342,377
Total Investments in Securities	$ 74,000	$ 692,299	$ -	$ 766,299

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon an evaluation within 90 days of the filing date of this report, the principal executive and financial officers concluded that the disclosure controls and procedures of the Trust are effective.

(b) There were no changes in the Trust's internal control over financial reporting during the Trust's last fiscal quarter that materially affected, or were reasonably likely to materially affect, the Trust's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the Trust as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as EX-99.CERT.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN BEACON MILEAGE FUNDS

By:

    Gene L. Needles, Jr.
    President

Date: November 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

    Gene L. Needles, Jr.
    President

Date: November 29, 2010

By:

    Melinda G. Heika
    Treasurer

Date: November 29, 2010